Insurance Contracts - Summary of Gross of Reinsurance (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Reinsurance Transactions [Line Items]
Reserve for unsettled claims	R$ 594	R$ 792
IBNER	428	462
Reinsurance	57	52	R$ 52
Gross Of Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	32	32	32	R$ 31	R$ 28
Reserve for unsettled claims	594
DPVAT operations	11
IBNER	181
Accumulated payments through base date	24	31	37	42	47
Accumulated payments through base date to current date	181
Retrocession and other estimates	(32)
Liabilities recognized in the balance sheet	8	8	13	12	13
Accumulated liabilities recognized in the balance sheet	54
Liabilities in relation to prior years	131
Liability claims presented in the development table	434
Gross Of Reinsurance [Member] | Current [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		39	43	41	42
Gross Of Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			50	49	48
Gross Of Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				54	56
Gross Of Reinsurance [Member] | Later than three years and not later than four years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					60
Gross Of Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	32	39	50	54	60
Administratives claims [member] | Gross Of Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	914	1,063	1,067	967	980
Accumulated payments through base date	739	1,024	1,084	972	984
Accumulated payments through base date to current date	4,803
Liabilities recognized in the balance sheet	175	30	16	6	4
Accumulated liabilities recognized in the balance sheet	231
Liabilities in relation to prior years	18
Liability claims presented in the development table	249
Administratives claims [member] | Gross Of Reinsurance [Member] | Current [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		1,054	1,076	957	978
Administratives claims [member] | Gross Of Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			1,100	972	982
Administratives claims [member] | Gross Of Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				978	986
Administratives claims [member] | Gross Of Reinsurance [Member] | Later than three years and not later than four years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					988
Administratives claims [member] | Gross Of Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	914	1,054	1,100	978	988
Administratives claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	898	1,053	1,045	954	956
Accumulated payments through base date	728	1,015	1,052	954	958
Accumulated payments through base date to current date	4,707
Liabilities recognized in the balance sheet	170	30	16	6	4
Accumulated liabilities recognized in the balance sheet	226
Liabilities in relation to prior years	11
Liability claims presented in the development table	237
Administratives claims [member] | Net Reinsurance [Member] | Current [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		1,045	1,045	944	954
Administratives claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			1,068	955	958
Administratives claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				960	961
Administratives claims [member] | Net Reinsurance [Member] | Later than three years and not later than four years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					962
Administratives claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	898	1,045	1,068	960	962
Judicial claims [member] | Gross Of Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
Reserve for unsettled claims	594
DPVAT operations	11
IBNER	181
Reinsurance	27
Retrocession and other estimates	(32)
Liability claims presented in the development table	407
Judicial claims [member] | Net Reinsurance [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period	32	29	32	31	28
Accumulated payments through base date	24	28	37	42	47
Accumulated payments through base date to current date	178
Liabilities recognized in the balance sheet	8	8	13	12	13
Accumulated liabilities recognized in the balance sheet	54
Liabilities in relation to prior years	116
Liability claims presented in the development table	170
Judicial claims [member] | Net Reinsurance [Member] | Current [Member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period		37	43	41	42
Judicial claims [member] | Net Reinsurance [Member] | Later than one year and not later than two years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period			50	49	48
Judicial claims [member] | Net Reinsurance [Member] | Later than two years and not later than three years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period				54	56
Judicial claims [member] | Net Reinsurance [Member] | Later than three years and not later than four years [member]
Disclosure of Reinsurance Transactions [Line Items]
At the end of reporting period					60
Judicial claims [member] | Net Reinsurance [Member] | Later than four years and not later than five years [member]
Disclosure of Reinsurance Transactions [Line Items]
Current estimate	R$ 32	R$ 37	R$ 50	R$ 54	R$ 60